CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2018
CORPORATE INFORMATION [abstract]
Disclosure of corporate information
1.	CORPORATE INFORMATION

CNOOC Limited (the "Company") was incorporated in the Hong Kong Special Administrative Region ("Hong Kong") of the People's Republic of China (the "PRC") on August 20, 1999 to hold the interests in certain entities thereby creating a group comprising the Company and its subsidiaries (hereinafter collectively referred to as the "Group"). During the year, the Group was principally engaged in the exploration, development, production and sale of crude oil and natural gas.

The registered office address of the Company is 65/F, Bank of China Tower, 1 Garden Road, Hong Kong.

In the opinion of the directors of the Company (the "Directors"), the parent and the ultimate holding company of the Company is China National Offshore Oil Corporation ("CNOOC"), a company established in the PRC.

Particulars of the principal subsidiaries at the end of the reporting period are as follows:

Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid-up/ registered capital	Percentage of equity attributable to the Group	Principal activities

Directly held subsidiaries:
CNOOC China Limited	Tianjin, PRC	RMB20 billion	100%	Offshore petroleum and natural gas exploration, development, production and sales, and shale gas exploration in the PRC
China Offshore Oil (Singapore) International Pte Ltd	Singapore	SG$3 million	100%	Sales and marketing of petroleum and natural gas products outside the PRC
CNOOC International Limited	British Virgin Islands	US$20,000,000,002	100%	Investment holding
CNOOC Finance (2003) Limited	British Virgin Islands	US$1,000	100%	Bond issuance
CNOOC Finance (2011) Limited	British Virgin Islands	US$1,000	100%	Bond issuance
CNOOC Finance (2012) Limited	British Virgin Islands	US$1,000	100%	Bond issuance
CNOOC Finance (2013) Limited	British Virgin Islands	US$1,000	100%	Bond issuance

Indirectly held subsidiaries(1):
CNOOC Deepwater Development Limited	Zhuhai, PRC	RMB20.3 billion	100%	Deepwater and low-grade oil and gas fields exploitation in the PRC and exploration, development, production and sales of oil and gas in the oil and gas fields of South China Sea
CNOOC Southeast Asia Limited	Bermuda	US$12,000	100%	Investment holding
CNOOC SES Ltd.	Malaysia	US$1	100%	Petroleum and natural gas exploration, development and production in Indonesia
CNOOC Muturi Limited	Isle of Man	US$7,780,770	100%	Petroleum and natural gas exploration, development and production in Indonesia
CNOOC NWS Private Limited	Singapore	SG$2	100%	Offshore petroleum and natural gas exploration, development and production in Australia
CNOOC Exploration & Production Nigeria Limited	Nigeria	NGN10 million	100%	Petroleum and natural gas exploration, development and production in Africa
CNOOC Iraq Limited	British Virgin Islands	US$1	100%	Providing services of petroleum and natural gas exploration and development in the Republic of Iraq

Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid-up/registered capital	Percentage of equity attributable to the Group	Principal activities

Indirectly held subsidiaries (continued)(1):
CNOOC Canada Energy Ltd.	Canada	100 common shares without a par value 103,000 preferred shares without a par value	100%	Oil sands exploration, development and production in Canada
CNOOC Uganda Ltd	Uganda	1 million Uganda Shilling	100%	Petroleum and natural gas exploration, development and production in Africa
CNOOC Petroleum North America ULC(2)	Canada	13,671,421,700 common shares without a par value	100%	Petroleum and natural gas exploration, development and production in Canada
Nexen Petroleum U.K. Limited	England and Wales	GBP98,009,131	100%	Petroleum and natural gas exploration, development and production in the UK
Nexen Petroleum Nigeria Limited	Nigeria	NGN30 million	100%	Petroleum and natural gas exploration, development and production in Nigeria
CNOOC Energy U.S.A. LLC(3)	USA	N/A	100%	Petroleum and natural gas exploration, development and production in the USA
Nexen Petroleum Offshore U.S.A. Inc.	USA	US$15,830	100%	Petroleum and natural gas exploration, development and production in the USA
CNOOC Oil Sands Canada(4)	Canada	N/A	100%	Petroleum and natural gas exploration, development and production in Canada
CNOOC PETROLEUM BRASIL LTDA(5)	Brazil	R$3,565,600,000	100%	Petroleum and natural gas exploration, development and production in Brazil
CNOOC Nexen Finance (2014) ULC	Canada	100 common shares without a par value	100%	Bond issuance
CNOOC Finance (2015) U.S.A. LLC	USA	N/A	100%	Bond issuance
CNOOC Finance (2015) Australia Pty Ltd	Australia	US$1	100%	Bond issuance

(1)	All subsidiaries are indirectly held through CNOOC International Limited, except CNOOC Deepwater Development Limited which is indirectly held through CNOOC China.

(2)	Nexen Energy ULC changed its name to CNOOC Petroleum North America ULC on December 31, 2018.

(3)	Nexen Energy Services U.S.A. Inc. merged into OOGC America LLC and the surviving entity, OOGC America LLC. was named CNOOC Energy U.S.A. LLC on December 31, 2018.

(4)	Nexen Oil Sands Partnership changed its name to CNOOC Oil Sands Canada on December 31, 2018.

(5)	The registered capital of CNOOC PETROLEUM BRASIL LTDA increased from R$2,965,600,000 to R$3,565,600,000 on November 23, 2018.

The above table lists the subsidiaries of the Company which, in the opinion of the Directors, principally affected the results for the year or formed a substantial portion of the total assets of the Group. To give details of other subsidiaries would, in the opinion of the Directors, result in particulars of excessive length.